Taxes - Tax loss (Details) - CHF (SFr)	Jul. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred taxes
Unrecorded tax losses carry forwards		SFr 183,370,289	SFr 189,517,835	SFr 55,415,217
Tax losses renewed	SFr 138,115,931
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards		1,224,210	15,982,220	27,481,171
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards		3,540,541	1,224,210	15,982,220
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards		141,425,567	3,540,541	1,224,210
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards		290,949	141,425,567	3,540,541
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards		3,586,490	290,949	3,309,636
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards		23,467,858	3,586,490	290,949
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards		SFr 9,834,675	SFr 23,467,858	SFr 3,586,490